Consolidated Statements of Shareholders' Equity In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings CNY	Non-controlling interest CNY
Balance at Dec. 31, 2008		125,470	1	31,461	10,000	83,508	500
Balance (in shares) at Dec. 31, 2008			154,875,000
Increase (Decrease) in Shareholders' Equity
Capital injection by a shareholder		204,000		204,000
Appropriation to statutory reserves					12,619	(12,619)
Disposal of a subsidiary to a related party		(500)					(500)
Net income		152,417				152,417
Balance at Dec. 31, 2009		481,387	1	235,461	22,619	223,306
Balance (in shares) at Dec. 31, 2009			154,875,000
Increase (Decrease) in Shareholders' Equity
Capital injection by a shareholder		2,057		2,057
Issuance of ordinary shares to public, net of issuance cost		399,771		399,771
Issuance of ordinary shares to public, net of issuance cost (in shares)			38,400,000
Appropriation to statutory reserves					15,050	(15,050)
Dividends		(270,000)				(270,000)
Net income		189,586				189,586
Balance at Dec. 31, 2010		802,801	1	637,289	37,669	127,842
Balance (in shares) at Dec. 31, 2010		193,275,000	193,275,000
Increase (Decrease) in Shareholders' Equity
Non-controlling interest arising from acquisition (Note 4(a))		2,000					2,000
Acquisition of non-controlling interest (Note 4(b))		(2,560)		(2,260)			(300)
Appropriation to statutory reserves					5,990	(5,990)
Net income	1,152	7,255				7,505	(250)
Balance at Dec. 31, 2011	$ 128,616	809,496	1	635,029	43,659	129,357	1,450
Balance (in shares) at Dec. 31, 2011	193,275,000		193,275,000